Provision (Tables)	12 Months Ended
Apr. 30, 2025
Disclosure of other provisions [abstract]
Schedule of Provision
	April 30, 2024	April 30, 2025	April 30, 2025
	SGD	SGD	USD

Onerous contracts	-	-	-